Quarterly Holdings Report
for
Fidelity® Series International Developed Markets Bond Index Fund
September 30, 2022
IDM-NPRT3-1122
1.9901936.101
Government Obligations - 99.5%
		Principal Amount (a)	Value ($)
Australia - 4.7%
Australian Commonwealth:
0.25% 11/21/24 (Reg. S)	AUD	53,323,000	31,864,109
0.25% 11/21/25 (Reg. S)	AUD	19,392,000	11,177,403
0.5% 9/21/26 (Reg. S)	AUD	10,076,000	5,696,288
1% 12/21/30 (Reg. S)	AUD	21,812,000	11,115,482
1% 11/21/31 (Reg. S)	AUD	34,057,000	16,978,548
1.25% 5/21/32	AUD	53,000,000	26,760,486
1.75% 6/21/51 (Reg. S)	AUD	21,612,000	8,396,015
2.75% 4/21/24	AUD	15,698,000	9,951,377
2.75% 11/21/27	AUD	72,551,000	44,311,465
2.75% 11/21/28	AUD	28,367,000	17,140,587
2.75% 11/21/29 (Reg. S)	AUD	46,513,000	27,741,869
2.75% 6/21/35 (Reg. S)	AUD	16,600,000	9,287,006
2.75% 5/21/41(Reg. S)	AUD	14,678,000	7,706,224
3.25% 4/21/25 (Reg. S)	AUD	80,700,000	51,248,956
3.25% 4/21/29(Reg. S)	AUD	68,300,000	42,310,428
3.75% 4/21/37 (Reg. S)	AUD	29,572,000	18,256,533
4.5% 4/21/33	AUD	40,321,000	27,109,836
4.75% 4/21/27(Reg. S)	AUD	19,600,000	13,090,421
TOTAL AUSTRALIA			380,143,033
Austria - 5.0%
Austrian Republic:
0% 7/15/23 (Reg. S) (b)	EUR	18,030,000	17,453,129
0% 7/15/24 (Reg. S) (b)	EUR	54,987,000	52,065,519
0% 4/20/25 (Reg. S) (b)	EUR	15,120,000	14,048,293
0% 2/20/30 (Reg. S) (b)	EUR	26,462,000	21,304,129
0% 2/20/31 (Reg. S) (b)	EUR	12,003,000	9,370,160
0% 10/20/40 (Reg. S) (b)	EUR	31,809,000	18,270,080
0.25% 10/20/36(Reg. S) (b)	EUR	25,709,000	17,383,189
0.5% 4/20/27 (Reg. S) (b)	EUR	50,116,000	45,139,761
0.5% 2/20/29 (Reg. S) (b)	EUR	26,300,000	22,576,097
0.75% 10/20/26 (Reg. S) (b)	EUR	12,510,000	11,530,593
0.75% 2/20/28 (Reg. S) (b)	EUR	22,997,000	20,542,886
0.75% 3/20/51 (Reg. S) (b)	EUR	40,577,000	23,509,555
0.85% 6/30/20 (Reg. S) (b)	EUR	12,116,000	5,089,746
0.9% 2/20/32 (Reg. S) (b)	EUR	30,530,000	25,153,186
1.2% 10/20/25 (Reg. S) (b)	EUR	29,419,000	27,993,363
1.5% 2/20/47 (Reg. S) (b)	EUR	4,482,000	3,308,186
1.75% 10/20/23(Reg. S) (b)	EUR	8,280,000	8,121,943
2.1% 9/20/17 (Reg. S) (b)	EUR	1,020,000	758,435
3.15% 6/20/44(Reg. S) (b)	EUR	1,080,000	1,107,693
3.8% 1/26/62 (b)	EUR	12,165,000	14,302,597
4.15% 3/15/37 (b)	EUR	19,099,000	21,219,148
4.85% 3/15/26 (b)	EUR	17,828,000	19,038,633
TOTAL AUSTRIA			399,286,321
Belgium - 4.8%
Belgian Kingdom:
0% 10/22/27 (Reg. S) (b)	EUR	39,228,000	34,156,161
0% 10/22/31 (b)	EUR	706,000	545,478
0.1% 6/22/30 (Reg. S) (b)	EUR	14,700,000	12,019,444
0.2% 10/22/23 (Reg. S) (b)	EUR	24,420,000	23,538,529
0.35% 6/22/32 (b)	EUR	38,290,000	29,818,999
0.4% 6/22/40 (b)	EUR	14,468,000	8,988,001
0.65% 6/22/71 (Reg. S) (b)	EUR	1,503,000	636,564
0.8% 6/22/25 (Reg. S) (b)	EUR	31,778,000	30,188,048
0.8% 6/22/27 (b)	EUR	6,886,000	6,307,683
0.8% 6/22/28 (Reg. S) (b)	EUR	19,086,000	17,150,559
0.9% 6/22/29 (b)	EUR	29,176,000	25,867,798
1% 6/22/26 (Reg. S) (b)	EUR	10,527,000	9,906,939
1% 6/22/31(Reg. S) (b)	EUR	19,681,000	16,934,935
1.4% 6/22/53 (Reg. S) (b)	EUR	20,410,000	13,363,769
1.6% 6/22/47 (b)	EUR	9,816,000	7,180,744
1.7% 6/22/50 (b)	EUR	27,649,000	20,137,406
1.9% 6/22/38(Reg. S) (b)	EUR	8,350,000	6,963,068
2.15% 6/22/66 (b)	EUR	4,230,000	3,393,473
2.6% 6/22/24 (Reg.S) (b)	EUR	20,875,000	20,708,709
3.75% 6/22/45(Reg. S)	EUR	3,138,000	3,375,221
4.25% 3/28/41 (b)	EUR	23,760,000	26,532,626
4.5% 3/28/26 (b)	EUR	12,960,000	13,707,095
5% 3/28/35 (b)	EUR	47,549,000	56,015,421
TOTAL BELGIUM			387,436,670
Canada - 4.5%
Canadian Government:
0.25% 8/1/23	CAD	24,000	16,850
0.25% 4/1/24	CAD	37,162,000	25,529,017
0.25% 3/1/26	CAD	44,228,000	28,649,665
0.5% 9/1/25	CAD	24,391,000	16,140,243
0.5% 12/1/30	CAD	86,362,000	50,439,259
0.75% 2/1/24	CAD	72,400,000	50,307,085
1% 6/1/27	CAD	6,319,000	4,124,790
1.25% 3/1/27	CAD	30,500,000	20,185,840
1.25% 6/1/30	CAD	12,150,000	7,635,585
1.5% 6/1/26	CAD	21,563,000	14,567,181
1.5% 12/1/31	CAD	54,493,000	34,206,700
1.75% 12/1/53	CAD	7,700,000	4,097,413
2% 6/1/32	CAD	11,200,000	7,325,020
2% 12/1/51	CAD	68,669,000	39,190,569
2.25% 6/1/29	CAD	10,000,000	6,827,813
2.75% 8/1/24	CAD	20,100,000	14,284,554
2.75% 12/1/64	CAD	5,346,000	3,569,418
3.5% 12/1/45	CAD	6,319,000	4,816,045
4% 6/1/41	CAD	16,281,000	13,064,284
5.75% 6/1/29	CAD	4,040,000	3,365,365
5.75% 6/1/33	CAD	14,800,000	13,174,127
TOTAL CANADA			361,516,823
Cyprus - 0.2%
Republic of Cyprus:
0% 2/9/26 (Reg. S)	EUR	5,219,000	4,666,690
0.625% 1/21/30 (Reg. S)	EUR	4,882,000	3,764,048
0.95% 1/20/32 (Reg. S)	EUR	1,900,000	1,459,994
1.25% 1/21/40 (Reg. S)	EUR	5,874,000	3,768,194
2.25% 4/16/50 (Reg. S)	EUR	6,019,000	4,139,568
2.75% 2/26/34 (Reg. S)	EUR	1,789,000	1,565,157
TOTAL CYPRUS			19,363,651
Denmark - 2.3%
Danish Kingdom:
0% 11/15/24	DKK	20,000,000	2,516,158
0% 11/15/31	DKK	50,702,000	5,274,169
0% 11/15/31 (Reg. S)	DKK	175,827,000	18,322,145
0.25% 11/15/22 (Reg. S)	DKK	657,000	86,483
0.25% 11/15/52 (Reg. S)	DKK	148,550,000	10,165,507
0.5% 11/15/27	DKK	169,987,000	20,353,085
0.5% 11/15/29(Reg. S)	DKK	178,726,000	20,499,364
1.5% 11/15/23	DKK	174,198,000	22,844,263
1.75% 11/15/25	DKK	267,098,000	34,652,584
4.5% 11/15/39	DKK	291,664,000	48,331,614
TOTAL DENMARK			183,045,372
Estonia - 0.0%
Estonian Republic 0.125% 6/10/30 (Reg. S)	EUR	2,467,000	1,899,169
Finland - 3.1%
Finnish Government:
0% 9/15/24 (b)	EUR	7,103,000	6,703,119
0% 9/15/26 (Reg. S) (b)	EUR	17,640,000	15,764,631
0% 9/15/30 (Reg. S) (b)	EUR	11,605,000	9,236,177
0.125% 9/15/31 (Reg. S) (b)	EUR	22,467,000	17,563,483
0.125% 4/15/36 (Reg. S) (b)	EUR	24,291,000	16,612,389
0.125% 4/15/52 (Reg. S) (b)	EUR	12,300,000	5,821,860
0.25% 9/15/40 (Reg. S) (b)	EUR	27,189,000	16,920,254
0.5% 4/15/26 (Reg. S) (b)	EUR	13,649,000	12,615,680
0.5% 9/15/27 (Reg. S) (b)	EUR	13,808,000	12,337,006
0.5% 9/15/28 (Reg. S) (b)	EUR	19,079,000	16,591,998
0.5% 9/15/29 (Reg. S) (b)	EUR	19,245,000	16,390,301
0.5% 4/15/43(Reg. S) (b)	EUR	16,470,000	10,299,882
0.875% 9/15/25 (Reg. S) (b)	EUR	25,296,000	23,842,317
1.125% 4/15/34 (Reg. S) (b)	EUR	5,620,000	4,584,507
1.375% 4/15/47(Reg. S) (b)	EUR	5,710,000	4,295,124
1.5% 4/15/23 (Reg. S) (b)	EUR	68,000	66,697
1.5% 9/15/32 (Reg. S) (b)	EUR	9,960,000	8,669,468
2% 4/15/24 (Reg. S) (b)	EUR	16,654,000	16,379,714
2.75% 7/4/28 (b)	EUR	20,413,000	20,281,564
4% 7/4/25 (b)	EUR	11,067,000	11,411,813
TOTAL FINLAND			246,387,984
France - 7.1%
French Government:
OAT:
3.25% 5/25/45	EUR	14,553,000	14,816,577
4.5% 4/25/41	EUR	2,610,000	3,058,453
0% 2/25/23 (Reg. S)	EUR	63,000	61,498
0% 2/25/24 (Reg. S)	EUR	66,000	63,052
0% 2/25/25(Reg. S)	EUR	89,010,000	83,065,314
0% 3/25/25(Reg. S)	EUR	53,272,000	49,638,368
0% 2/25/26 (Reg. S)	EUR	25,200,000	22,984,779
0% 2/25/27 (Reg. S)	EUR	26,074,000	23,139,703
0% 11/25/29 (Reg. S)	EUR	33,754,000	27,841,840
0% 11/25/31 (Reg. S)	EUR	7,769,000	6,015,745
0% 5/25/32 (Reg. S)	EUR	29,700,000	22,556,497
0.5% 5/25/29 (Reg. S)	EUR	32,490,000	28,170,561
0.5% 5/25/40 (Reg. S) (b)	EUR	24,343,000	15,652,347
0.5% 6/25/44(Reg. S) (b)	EUR	7,000,000	4,188,731
0.5% 5/25/72 (b)	EUR	8,170,000	3,145,393
0.75% 2/25/28 (Reg. S)	EUR	1,900,000	1,709,877
0.75% 5/25/28 (Reg. S)	EUR	21,780,000	19,537,298
0.75% 11/25/28(Reg. S)	EUR	36,762,000	32,731,087
0.75% 5/25/52 (Reg. S)	EUR	34,264,000	19,077,044
0.75% 5/25/53 (Reg. S) (b)	EUR	5,400,000	2,933,073
1.25% 5/25/36(Reg. S) (b)	EUR	79,486,000	63,175,789
1.5% 5/25/50 (Reg. S) (b)	EUR	9,827,000	6,952,481
1.75% 11/25/24	EUR	21,911,000	21,365,848
1.75% 6/25/39 (Reg. S) (b)	EUR	6,190,000	5,110,701
1.75% 5/25/66 (b)	EUR	4,410,000	3,108,354
2% 11/25/32 (Reg. S)	EUR	13,300,000	12,207,615
2% 5/25/48 (b)	EUR	1,170,000	944,085
2.5% 5/25/30	EUR	23,878,000	23,600,528
2.75% 10/25/27	EUR	45,610,000	45,606,506
3.5% 4/25/26	EUR	10,516,000	10,778,699
4.75% 4/25/35	EUR	36,000	41,750
TOTAL FRANCE			573,279,593
Germany - 5.5%
German Federal Republic:
0% 9/15/23 (Reg. S)	EUR	51,651,000	49,856,041
0% 10/18/24 (Reg. S)	EUR	1,018,000	962,820
0% 4/11/25 (Reg. S)	EUR	26,010,000	24,373,307
0% 10/10/25 (Reg. S) (c)	EUR	39,774,000	36,910,434
0% 10/9/26 (Reg. S)	EUR	12,249,000	11,112,320
0% 4/16/27 (Reg. S)	EUR	18,990,000	17,028,890
0% 11/15/27 (Reg. S)	EUR	43,519,000	38,544,360
0% 8/15/29(Reg. S)	EUR	14,992,000	12,789,823
0% 8/15/30 (Reg. S)	EUR	31,124,000	26,000,381
0% 8/15/31	EUR	940,000	767,766
0% 2/15/32 (Reg. S)	EUR	20,790,000	16,814,054
0% 5/15/36 (Reg. S)	EUR	17,465,000	12,684,262
0% 8/15/50	EUR	16,503,000	9,068,565
0% 8/15/52 (Reg. S)	EUR	12,519,000	6,611,577
0.2% 6/14/24 (Reg. S)	EUR	21,870,000	20,890,303
0.25% 2/15/27	EUR	1,710,000	1,564,079
0.25% 2/15/29	EUR	20,250,000	17,778,200
1% 8/15/24	EUR	18,270,000	17,683,214
1.25% 8/15/48	EUR	4,320,000	3,533,433
1.3% 10/15/27 (Reg. S)	EUR	10,400,000	9,847,033
1.7% 8/15/32 (Reg. S)	EUR	12,200,000	11,498,166
1.75% 2/15/24	EUR	5,294,000	5,198,014
2.5% 7/4/44	EUR	52,000	54,132
2.5% 8/15/46	EUR	7,681,000	8,083,134
3.25% 7/4/42	EUR	18,570,000	21,288,840
4% 1/4/37	EUR	8,010,000	9,544,418
4.75% 7/4/34	EUR	1,350,000	1,678,805
4.75% 7/4/40	EUR	21,231,000	28,469,142
5.5% 1/4/31	EUR	14,881,000	18,352,426
6.5% 7/4/27 (c)	EUR	4,770,000	5,607,819
TOTAL GERMANY			444,595,758
Hong Kong - 0.2%
Hong Kong Government SAR:
0.51% 10/23/23	HKD	23,200,000	2,853,564
1.25% 6/29/27	HKD	12,800,000	1,453,786
1.59% 3/4/36	HKD	19,200,000	1,874,442
1.68% 1/21/26	HKD	33,050,000	3,930,926
1.89% 3/2/32	HKD	9,400,000	1,031,957
1.97% 1/17/29	HKD	36,000,000	4,144,460
2.02% 3/7/34	HKD	12,000,000	1,279,481
2.13% 7/16/30	HKD	4,750,000	543,655
2.22% 8/7/24	HKD	3,250,000	401,198
TOTAL HONG KONG			17,513,469
Ireland - 4.0%
Irish Republic:
0% 10/18/31 (Reg. S)	EUR	31,431,000	24,352,578
0.2% 5/15/27 (Reg. S)	EUR	20,334,000	18,134,262
0.2% 10/18/30 (Reg. S)	EUR	21,745,000	17,760,818
0.35% 10/18/32 (Reg. S)	EUR	29,012,000	22,535,068
0.4% 5/15/35 (Reg. S)	EUR	24,240,000	17,684,291
0.55% 4/22/41 (Reg. S)	EUR	17,506,000	11,121,859
0.9% 5/15/28 (Reg. S)	EUR	28,728,000	25,917,165
1% 5/15/26(Reg. S)	EUR	23,017,000	21,681,126
1.1% 5/15/29 (Reg. S)	EUR	50,329,000	45,302,658
1.5% 5/15/50 (Reg. S)	EUR	22,443,000	15,745,573
1.7% 5/15/37	EUR	8,190,000	6,862,274
2% 2/18/45 (Reg.S)	EUR	23,584,000	19,301,166
2.4% 5/15/30 (Reg. S)	EUR	10,260,000	10,019,063
3.4% 3/18/24 (Reg.S)	EUR	17,267,000	17,270,648
3.9% 3/20/23(Reg. S)	EUR	98,000	97,191
5.4% 3/13/25	EUR	42,472,000	44,944,315
TOTAL IRELAND			318,730,055
Italy - 6.1%
Italian Republic:
0% 4/15/24 (Reg. S)	EUR	36,404,000	34,183,584
0% 12/15/24 (Reg. S)	EUR	39,780,000	36,488,022
0% 4/1/26 (Reg. S)	EUR	64,671,000	56,076,811
0% 8/1/26(Reg. S)	EUR	12,600,000	10,784,951
0.25% 3/15/28 (Reg. S)	EUR	24,775,000	19,977,900
0.45% 2/15/29(Reg. S)	EUR	30,060,000	23,604,148
0.6% 6/15/23 (Reg. S)	EUR	2,152,000	2,089,311
0.6% 8/1/31 (Reg. S) (b)	EUR	28,043,000	20,045,048
0.65% 10/15/23 (Reg. S)	EUR	35,730,000	34,431,260
0.95% 8/1/30 (Reg. S)	EUR	16,920,000	13,006,874
0.95% 6/1/32 (Reg. S)	EUR	31,140,000	22,264,345
0.95% 3/1/37 (Reg. S) (b)	EUR	41,747,000	25,917,528
1.1% 4/1/27 (Reg. S)	EUR	27,790,000	24,317,290
1.45% 5/15/25	EUR	12,582,000	11,785,465
1.65% 3/1/32 (b)	EUR	1,710,000	1,335,731
1.7% 9/1/51 (Reg. S) (b)	EUR	8,286,000	4,726,466
1.8% 3/1/41 (Reg. S) (b)	EUR	28,610,000	18,657,379
2.15% 9/1/52 (Reg. S) (b)	EUR	13,410,000	8,332,111
2.15% 3/1/72 (Reg. S) (b)	EUR	4,797,000	2,804,921
2.5% 12/1/32 (Reg. S)	EUR	10,600,000	8,690,931
2.65% 12/1/27 (Reg. S)	EUR	10,500,000	9,713,165
2.7% 3/1/47 (b)	EUR	5,850,000	4,310,035
2.8% 6/15/29 (Reg. S)	EUR	8,900,000	8,054,882
3% 8/1/29	EUR	18,611,000	17,187,424
3.25% 9/1/46 (b)	EUR	9,830,000	8,050,965
4% 2/1/37 (b)	EUR	137,000	128,557
4.75% 9/1/44 (b)	EUR	13,626,000	13,858,406
5% 8/1/34 (b)	EUR	9,900,000	10,184,941
6% 5/1/31	EUR	20,409,000	22,662,085
7.25% 11/1/26	EUR	19,492,000	21,875,066
TOTAL ITALY			495,545,602
Japan - 19.7%
Japan Government:
0.005% 5/1/23	JPY	40,000,000	276,655
0.005% 8/1/23	JPY	3,412,500,000	23,608,989
0.005% 3/20/26	JPY	676,550,000	4,678,575
0.005% 6/20/26	JPY	5,883,750,000	40,668,659
0.005% 3/20/27	JPY	5,770,000,000	39,805,369
0.005% 6/20/27	JPY	2,590,000,000	17,838,023
0.1% 3/20/24	JPY	260,000,000	1,801,288
0.1% 3/20/27	JPY	3,530,000,000	24,456,340
0.1% 6/20/27	JPY	5,020,150,000	34,744,780
0.1% 9/20/27	JPY	30,000,000	207,456
0.1% 9/20/28	JPY	3,109,300,000	21,422,168
0.1% 6/20/29	JPY	210,000,000	1,442,457
0.1% 6/20/30	JPY	1,384,300,000	9,442,839
0.1% 6/20/31	JPY	36,524,800,000	248,183,532
0.2% 3/20/32	JPY	14,730,000,000	101,698,542
0.2% 6/20/32	JPY	3,220,000,000	22,131,274
0.2% 6/20/36	JPY	4,474,500,000	29,145,274
0.3% 12/20/25	JPY	3,000,000,000	20,948,892
0.4% 3/20/25	JPY	10,960,000,000	76,562,471
0.4% 6/20/25	JPY	1,615,650,000	11,296,771
0.4% 6/20/41	JPY	27,727,900,000	172,901,726
0.4% 3/20/56	JPY	140,000,000	707,864
0.5% 3/20/60	JPY	1,890,000,000	9,580,717
0.6% 6/20/24	JPY	8,141,100,000	56,885,523
0.6% 12/20/36	JPY	8,330,000,000	56,999,687
0.7% 6/20/51	JPY	10,376,350,000	60,472,411
0.7% 3/20/61	JPY	5,773,100,000	31,236,280
0.8% 3/20/42	JPY	15,650,000,000	104,307,863
0.9% 6/20/42	JPY	3,810,000,000	25,823,250
1% 3/20/52	JPY	10,250,000,000	64,353,747
1.3% 6/20/52	JPY	2,660,000,000	17,973,419
1.4% 12/20/45	JPY	1,450,000,000	10,494,845
1.7% 9/20/32	JPY	200,000,000	1,568,011
1.9% 9/20/23	JPY	3,670,000,000	25,853,485
1.9% 3/20/29	JPY	960,000,000	7,368,688
2% 12/20/24	JPY	3,272,050,000	23,633,951
2% 3/20/25	JPY	40,000,000	290,275
2.1% 6/20/27	JPY	730,000,000	5,526,146
2.3% 3/20/40	JPY	1,641,350,000	13,891,864
2.4% 6/20/28	JPY	4,480,650,000	34,951,557
2.4% 3/20/48	JPY	7,312,900,000	62,929,788
2.5% 6/20/34	JPY	8,518,600,000	72,385,482
TOTAL JAPAN			1,590,496,933
Latvia - 0.3%
Latvian Republic:
0% 3/17/31 (Reg. S)	EUR	2,978,000	2,162,127
0.25% 1/23/30 (Reg. S)	EUR	2,400,000	1,835,830
0.375% 10/7/26 (Reg. S)	EUR	16,787,000	14,757,204
1.125% 5/30/28 (Reg. S)	EUR	400,000	350,274
1.375% 9/23/25 (Reg. S)	EUR	4,320,000	4,027,248
1.375% 5/16/36 (Reg. S)	EUR	1,633,000	1,246,128
1.875% 2/19/49 (Reg. S)	EUR	3,478,000	2,540,056
2.25% 2/15/47(Reg. S)	EUR	1,080,000	876,781
TOTAL LATVIA			27,795,648
Lithuania - 0.3%
Lithuanian Republic:
0.5% 7/28/50 (Reg. S)	EUR	2,285,000	1,036,149
0.75% 5/6/30 (Reg. S)	EUR	5,762,000	4,538,109
0.75% 7/15/51(Reg. S)	EUR	2,250,000	1,088,069
0.95% 5/26/27 (Reg. S)	EUR	1,116,000	965,085
1.625% 6/19/49 (Reg. S)	EUR	1,009,000	680,652
2.1% 5/26/47 (Reg. S)	EUR	3,903,000	3,106,249
2.125% 10/29/26 (Reg. S)	EUR	4,140,000	3,847,690
2.125% 10/22/35 (Reg. S)	EUR	6,210,000	5,097,361
TOTAL LITHUANIA			20,359,364
Luxembourg - 0.4%
Grand Duchy of Luxembourg:
0% 4/28/25 (Reg. S)	EUR	174,000	159,180
0% 11/13/26 (Reg. S)	EUR	3,426,000	2,997,166
0% 4/28/30 (Reg. S)	EUR	1,879,000	1,482,813
0% 3/24/31 (Reg. S)	EUR	9,303,000	7,142,081
0% 9/14/32 (Reg. S)	EUR	2,297,000	1,677,248
0.625% 2/1/27 (Reg. S)	EUR	5,651,000	5,058,008
1.375% 5/25/29 (Reg. S)	EUR	3,870,000	3,468,775
1.75% 5/25/42 (Reg. S)	EUR	3,330,000	2,698,721
2.125% 7/10/23 (Reg. S)	EUR	8,456,000	8,294,555
TOTAL LUXEMBOURG			32,978,547
Netherlands - 4.6%
Dutch Government:
0% 1/15/24(Reg. S) (b)	EUR	5,969,000	5,717,970
0% 1/15/26	EUR	23,520,000	21,575,091
0% 1/15/27 (Reg. S) (b)	EUR	2,084,000	1,865,761
0% 1/15/29	EUR	4,200,000	3,574,743
0% 7/15/30 (Reg. S) (b)	EUR	32,713,000	26,821,697
0% 7/15/31 (Reg. S) (b)	EUR	6,951,000	5,555,829
0% 1/15/38 (Reg. S) (b)	EUR	30,030,000	19,923,776
0% 1/15/52 (Reg. S) (b)	EUR	17,727,000	8,749,415
0.25% 7/15/25 (b)	EUR	35,050,000	32,811,472
0.25% 7/15/29(Reg. S) (b)	EUR	2,700,000	2,315,916
0.5% 7/15/26(Reg. S) (b)	EUR	9,511,000	8,812,389
0.5% 7/15/32 (Reg. S) (b)	EUR	24,500,000	19,961,174
0.5% 1/15/40 (Reg. S) (b)	EUR	42,689,000	29,678,543
0.75% 7/15/27 (Reg. S) (b)	EUR	27,602,000	25,336,116
0.75% 7/15/28 (b)	EUR	70,454,000	63,587,691
1.75% 7/15/23 (Reg. S) (b)	EUR	39,000	38,236
2% 7/15/24 (b)	EUR	25,646,000	25,232,432
2% 1/15/54 (Reg. S) (b)	EUR	7,500,000	6,709,716
2.5% 1/15/33 (b)	EUR	11,430,000	11,226,910
2.75% 1/15/47 (b)	EUR	25,965,000	26,860,084
3.75% 1/15/42 (b)	EUR	8,930,000	10,352,100
4% 1/15/37 (b)	EUR	9,670,000	10,996,602
TOTAL NETHERLANDS			367,703,663
New Zealand - 1.9%
New Zealand Government:
0.25% 5/15/28	NZD	24,200,000	10,907,507
0.5% 5/15/24	NZD	62,689,000	33,079,358
0.5% 5/15/26	NZD	51,379,000	25,206,046
1.5% 5/15/31	NZD	16,100,000	7,259,235
1.75% 5/15/41	NZD	10,464,000	3,728,335
2% 5/15/32	NZD	41,113,000	18,943,662
2.75% 4/15/37 (Reg. S)	NZD	45,131,000	20,422,003
2.75% 5/15/51	NZD	13,200,000	5,203,375
3% 4/20/29	NZD	39,494,000	20,532,412
4.5% 4/15/27	NZD	12,600,000	7,123,657
TOTAL NEW ZEALAND			152,405,590
Norway - 1.1%
Kingdom of Norway:
1.25% 9/17/31 (Reg. S) (b)	NOK	12,161,000	939,962
1.375% 8/19/30 (Reg. S) (b)	NOK	230,881,000	18,427,517
1.5% 2/19/26 (Reg. S) (b)	NOK	159,972,000	13,892,568
1.75% 3/13/25 (Reg. S) (b)	NOK	31,500,000	2,796,723
1.75% 2/17/27 (Reg. S) (b)	NOK	263,382,000	22,755,503
1.75% 9/6/29 (Reg. S) (b)	NOK	75,590,000	6,297,387
2% 5/24/23 (b)	NOK	214,000	19,542
2% 4/26/28 (Reg. S) (b)	NOK	45,900,000	3,955,515
2.125% 5/18/32(Reg. S) (b)	NOK	142,533,000	11,837,498
3% 3/14/24 (b)	NOK	101,148,000	9,284,367
TOTAL NORWAY			90,206,582
Portugal - 4.7%
Portugal Obrigacoes Do Tesouro:
0.3% 10/17/31 (Reg. S) (b)	EUR	2,477,000	1,896,527
0.475% 10/18/30 (Reg. S) (b)	EUR	31,391,000	25,304,755
0.7% 10/15/27 (Reg. S) (b)	EUR	64,405,000	57,437,054
0.9% 10/12/35 (Reg. S) (b)	EUR	25,777,000	18,866,555
1% 4/12/52 (Reg. S) (b)	EUR	8,615,000	4,421,617
1.15% 4/11/42 (Reg. S) (b)	EUR	10,200,000	6,672,160
1.65% 7/16/32 (Reg. S) (b)	EUR	36,640,000	31,253,590
1.95% 6/15/29 (Reg. S) (b)	EUR	46,574,000	43,336,249
2.875% 10/15/25 (Reg. S) (b)	EUR	61,388,000	61,355,306
2.875% 7/21/26(Reg. S) (b)	EUR	4,950,000	4,949,342
3.875% 2/15/30(Reg. S) (b)	EUR	16,065,000	16,821,552
4.1% 2/15/45(Reg. S) (b)	EUR	9,047,000	9,685,254
5.65% 2/15/24 (Reg. S) (b)	EUR	41,450,000	42,523,781
Republic of Portugal:
2.125% 10/17/28 (b)	EUR	17,585,000	16,658,937
4.1% 4/15/37 (b)	EUR	24,573,000	25,972,429
4.95% 10/25/23 (b)	EUR	14,874,000	15,035,479
TOTAL PORTUGAL			382,190,587
Singapore - 3.2%
Republic of Singapore:
, yield at date of purchase 0.1974% to 0.9948% 10/1/51	SGD	25,300,000	13,157,649
0.5% 11/1/25	SGD	32,900,000	20,904,004
1.625% 7/1/31	SGD	80,654,000	48,073,175
1.75% 2/1/23	SGD	109,000	75,475
1.875% 3/1/50	SGD	22,250,000	11,463,882
2% 2/1/24	SGD	28,300,000	19,343,412
2.125% 6/1/26	SGD	65,913,000	43,604,673
2.25% 8/1/36	SGD	8,615,000	5,205,620
2.375% 7/1/39	SGD	5,400,000	3,281,546
2.625% 8/1/32	SGD	12,800,000	8,263,999
2.75% 4/1/42	SGD	36,617,000	23,222,712
2.875% 9/1/27	SGD	7,000,000	4,726,614
2.875% 7/1/29	SGD	22,753,000	15,216,193
3% 9/1/24	SGD	38,900,000	26,870,183
3.5% 3/1/27	SGD	18,124,000	12,572,614
TOTAL SINGAPORE			255,981,751
Slovakia - 1.4%
Slovakia Republic:
0% 6/17/24 (Reg. S)	EUR	6,882,000	6,464,377
0.125% 6/17/27 (Reg. S)	EUR	8,670,000	7,487,076
0.25% 5/14/25 (Reg. S)	EUR	26,044,000	24,096,841
0.375% 4/21/36(Reg. S)	EUR	5,220,000	3,251,795
1% 6/12/28 (Reg. S)	EUR	5,130,000	4,555,791
1% 10/9/30 (Reg. S)	EUR	21,333,000	17,597,346
1% 5/14/32 (Reg. S)	EUR	16,381,000	12,973,559
1% 10/13/51 (Reg. S)	EUR	4,320,000	2,255,830
1.375% 1/21/27	EUR	3,150,000	2,940,763
1.875% 3/9/37 (Reg. S)	EUR	4,837,000	3,701,858
2% 10/17/47 (Reg. S)	EUR	8,534,000	6,217,108
2.25% 6/12/68 (Reg. S)	EUR	1,282,000	938,484
3% 2/28/23 (Reg. S)	EUR	429,000	421,673
3.625% 1/16/29 (Reg. S)	EUR	14,171,000	14,579,370
3.875% 2/8/33 (Reg. S)	EUR	3,054,000	3,212,645
TOTAL SLOVAKIA			110,694,516
Slovenia - 0.9%
Republic of Slovenia:
0% 2/12/31 (Reg. S)	EUR	5,375,000	4,025,576
0.125% 7/1/31(Reg. S)	EUR	6,660,000	5,011,859
0.4875% 10/20/50 (Reg. S)	EUR	6,465,000	2,995,292
0.6875% 3/3/81(Reg. S)	EUR	1,748,000	591,350
0.875% 7/15/30 (Reg. S)	EUR	8,718,000	7,181,296
1% 3/6/28(Reg. S)	EUR	9,000,000	8,058,584
1.1875% 3/14/29 (Reg. S)	EUR	4,421,000	3,875,961
1.5% 3/25/35 (Reg. S)	EUR	6,884,000	5,347,814
1.75% 11/3/40 (Reg. S)	EUR	6,840,000	4,957,336
2.125% 7/28/25 (Reg. S)	EUR	261,000	258,289
2.25% 3/3/32 (Reg. S)	EUR	6,950,000	6,241,113
3.125% 8/7/45 (Reg. S)	EUR	6,338,000	5,723,329
4.625% 9/9/24	EUR	2,655,000	2,757,947
5.125% 3/30/26 (Reg. S)	EUR	12,292,000	13,265,005
TOTAL SLOVENIA			70,290,751
Spain - 4.8%
Spanish Kingdom:
0% 4/30/23	EUR	16,000	15,523
0% 5/31/24	EUR	25,154,000	23,786,140
0% 1/31/25	EUR	7,857,000	7,295,462
0% 5/31/25	EUR	20,610,000	18,940,928
0% 1/31/26	EUR	32,671,000	29,484,705
0% 1/31/27	EUR	31,580,000	27,567,657
0% 1/31/28	EUR	10,708,000	9,054,131
0.35% 7/30/23	EUR	22,580,000	21,841,110
0.5% 10/31/31 (Reg. S) (b)	EUR	7,736,000	5,996,781
0.6% 10/31/29 (Reg. S) (b)	EUR	26,377,000	22,011,998
0.7% 4/30/32 (Reg. S) (b)	EUR	22,230,000	17,267,258
0.8% 7/30/27 (Reg. S) (b)	EUR	23,656,000	21,220,093
0.8% 7/30/29	EUR	13,230,000	11,235,813
0.85% 7/30/37 (Reg. S) (b)	EUR	29,474,000	19,909,133
1% 7/30/42(Reg. S) (b)	EUR	15,660,000	9,896,579
1% 10/31/50 (Reg. S) (b)	EUR	16,509,000	8,788,626
1.2% 10/31/40 (Reg. S) (b)	EUR	900,000	603,271
1.25% 10/31/30 (Reg. S) (b)	EUR	17,815,000	15,231,151
1.4% 4/30/28 (Reg. S) (b)	EUR	14,259,000	12,979,068
1.45% 4/30/29 (Reg. S) (b)	EUR	8,730,000	7,829,383
1.45% 10/31/71 (Reg. S) (b)	EUR	9,459,000	4,553,948
1.9% 10/31/52 (Reg. S) (b)	EUR	2,600,000	1,724,855
1.95% 4/30/26 (Reg. S) (b)	EUR	11,790,000	11,343,557
2.55% 10/31/32 (Reg. S) (b)	EUR	14,100,000	12,901,751
2.7% 10/31/48 (b)	EUR	3,843,000	3,200,900
2.75% 10/31/24 (Reg. S) (b)	EUR	15,259,000	15,125,297
2.9% 10/31/46(Reg. S) (b)	EUR	720,000	630,386
4.2% 1/31/37 (b)	EUR	10,530,000	11,181,589
5.15% 10/31/44 (b)	EUR	14,225,000	17,350,461
5.75% 7/30/32	EUR	7,520,000	8,984,801
6% 1/31/29	EUR	6,030,000	6,981,018
TOTAL SPAIN			384,933,373
Sweden - 1.4%
Sweden Kingdom:
0.125% 5/12/31 (Reg. S) (b)	SEK	176,865,000	13,340,952
0.5% 11/24/45	SEK	48,860,000	3,158,389
0.75% 5/12/28	SEK	122,560,000	10,107,327
0.75% 11/12/29 (b)	SEK	209,120,000	16,926,966
1% 11/12/26 (Reg. S)	SEK	276,075,000	23,476,174
1.375% 6/23/71	SEK	34,510,000	2,010,032
1.5% 11/13/23 (b)	SEK	745,000	66,541
1.75% 11/11/33 (Reg. S) (b)	SEK	91,000,000	7,881,771
2.25% 6/1/32	SEK	87,865,000	7,996,071
2.5% 5/12/25	SEK	223,435,000	20,132,410
3.5% 3/30/39	SEK	108,125,000	11,650,286
TOTAL SWEDEN			116,746,919
Switzerland - 2.4%
Switzerland Confederation:
0% 7/24/39 (Reg. S)	CHF	2,070,000	1,726,993
0.25% 6/23/35(Reg. S)	CHF	7,110,000	6,402,387
0.5% 5/27/30 (Reg. S)	CHF	13,895,000	13,472,029
0.5% 6/27/32	CHF	18,900,000	17,876,745
0.5% 6/28/45	CHF	6,536,000	5,907,240
0.5% 5/24/55(Reg. S)	CHF	5,500,000	4,879,599
0.5% 5/30/58 (Reg. S)	CHF	3,907,000	3,452,035
1.25% 6/11/24	CHF	9,855,000	10,073,698
1.25% 5/28/26	CHF	5,574,000	5,734,948
1.25% 6/27/37 (Reg. S)	CHF	6,501,000	6,621,967
1.5% 7/24/25	CHF	12,549,000	12,989,205
1.5% 4/30/42	CHF	9,224,000	9,987,572
2% 6/25/64 (Reg. S)	CHF	2,842,000	4,006,796
2.25% 6/22/31(Reg. S)	CHF	16,319,000	17,961,023
2.5% 3/8/36 (Reg. S)	CHF	3,128,000	3,680,845
3.25% 6/27/27	CHF	19,987,000	22,394,102
3.5% 4/8/33	CHF	5,504,000	6,833,998
4% 2/11/23	CHF	99,000	101,551
4% 4/8/28	CHF	7,110,000	8,353,797
4% 1/6/49 (Reg. S)	CHF	19,826,000	33,891,265
TOTAL SWITZERLAND			196,347,795
United Kingdom - 4.9%
United Kingdom, Great Britain and Northern Ireland:
0.125% 1/31/24 (Reg. S)	GBP	15,456,000	16,334,960
0.125% 1/30/26 (Reg. S)	GBP	26,908,000	26,032,808
0.125% 1/31/28 (Reg. S)	GBP	7,096,000	6,328,816
0.375% 10/22/26 (Reg. S)	GBP	5,740,000	5,426,422
0.375% 10/22/30 (Reg. S)	GBP	4,377,000	3,612,380
0.5% 1/31/29(Reg. S)	GBP	15,330,000	13,438,909
0.5% 10/22/61 (Reg. S)	GBP	1,816,000	794,435
0.625% 6/7/25	GBP	9,180,000	9,284,798
0.625% 7/31/35 (Reg. S)	GBP	16,465,000	11,793,235
0.625% 10/22/50 (Reg. S)	GBP	2,993,000	1,537,277
0.75% 7/22/23(Reg. S)	GBP	3,120,000	3,400,100
0.875% 1/31/46 (Reg. S)	GBP	33,692,000	20,083,677
1% 4/22/24(Reg. S)	GBP	26,226,000	27,872,598
1.25% 7/22/27	GBP	18,140,000	17,450,614
1.25% 10/22/41 (Reg. S)	GBP	57,557,000	40,429,169
1.25% 7/31/51(Reg. S)	GBP	67,240,000	41,420,626
1.625% 10/22/28	GBP	3,570,000	3,404,131
1.625% 10/22/71 (Reg. S)	GBP	21,072,000	14,508,505
3.5% 7/22/68	GBP	1,510,000	1,755,285
4.25% 6/7/32	GBP	52,831,000	59,550,254
4.25% 3/7/36 (Reg. S)	GBP	3,699,000	4,131,045
4.25% 12/7/40	GBP	6,440,000	7,306,556
4.25% 12/7/49 (Reg. S)	GBP	15,124,000	17,763,798
4.5% 9/7/34	GBP	4,130,000	4,732,425
4.75% 12/7/30	GBP	27,492,000	32,073,005
United Kingdom, Great Britain and Northern Ireland Treasury GILT 2.5% 7/22/65 (Reg. S)	GBP	7,630,000	6,933,584
TOTAL UNITED KINGDOM			397,399,412
TOTAL GOVERNMENT OBLIGATIONS (Cost $10,371,891,980)			8,025,274,931

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d) (Cost $18,932,190)	18,928,404	18,932,190

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $10,390,824,170)	8,044,207,121
NET OTHER ASSETS (LIABILITIES) - 0.3%	20,896,080
NET ASSETS - 100.0%	8,065,103,201

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CAD	12,183,000	USD	9,303,238	HSBC Bank	10/03/22	(483,605)
CAD	507,386,420	USD	369,021,725	Royal Bank of Canada	10/03/22	(1,709,733)
CHF	1,405,000	USD	1,444,547	HSBC Bank	10/03/22	(20,609)
CHF	194,403,002	USD	197,363,454	JPMorgan Chase Bank, N.A.	10/03/22	(340,040)
DKK	1,427,343,000	USD	188,040,866	HSBC Bank	10/03/22	101,624
DKK	67,265,000	USD	9,117,024	State Street Bank and Trust Co	10/03/22	(250,616)
EUR	3,522,631,159	USD	3,455,081,184	Bank of America, N.A.	10/03/22	(2,726,502)
EUR	60,145,000	USD	60,636,385	JPMorgan Chase Bank, N.A.	10/03/22	(1,691,277)
EUR	958,449,677	USD	919,920,000	State Street Bank and Trust Co	10/03/22	19,408,610
EUR	941,913,685	USD	919,920,000	State Street Bank and Trust Co	10/03/22	3,202,510
GBP	1,308,000	USD	1,522,341	State Street Bank and Trust Co	10/03/22	(61,893)
GBP	345,034,471	USD	385,113,675	State Street Bank and Trust Co	10/03/22	134,563
HKD	143,032,063	USD	18,220,554	HSBC Bank	10/03/22	903
JPY	242,044,348,011	USD	1,673,055,934	State Street Bank and Trust Co	10/03/22	(670,471)
NOK	991,892,351	USD	91,174,956	Royal Bank of Canada	10/03/22	(79,548)
NZD	960,000	USD	588,985	JPMorgan Chase Bank, N.A.	10/03/22	(51,721)
NZD	278,962,000	USD	157,195,087	State Street Bank and Trust Co	10/03/22	(1,074,004)
SEK	1,283,137,000	USD	115,224,228	Royal Bank of Canada	10/03/22	398,179
SGD	356,069,516	USD	248,253,166	State Street Bank and Trust Co	10/03/22	(337,054)
USD	8,830,126	CAD	11,625,000	HSBC Bank	10/03/22	414,445
USD	387,832,679	CAD	507,991,000	Royal Bank of Canada	10/03/22	20,083,014
USD	201,533,569	CHF	195,808,000	Bank of America, N.A.	10/03/22	3,086,219
USD	201,789,989	DKK	1,494,608,000	HSBC Bank	10/03/22	4,781,091
USD	156,401	EUR	157,000	Bank of America, N.A.	10/03/22	2,533
USD	3,649,433,348	EUR	3,630,410,000	Citibank, N. A.	10/03/22	91,450,013
USD	919,920,000	EUR	911,694,691	State Street Bank and Trust Co	10/03/22	26,413,615
USD	919,920,000	EUR	941,913,685	State Street Bank and Trust Co	10/03/22	(3,202,510)
USD	404,354,117	GBP	346,514,000	Citibank, N. A.	10/03/22	17,453,910
USD	1,529,178	HKD	11,995,000	HSBC Bank	10/03/22	1,084
USD	16,741,046	HKD	131,314,000	State Street Bank and Trust Co	10/03/22	12,402
USD	41,584,509	JPY	5,753,300,000	Bank of America, N.A.	10/03/22	1,832,557
USD	1,430	JPY	200,000	JPMorgan Chase Bank, N.A.	10/03/22	48
USD	1,710,901,032	JPY	236,631,300,000	Royal Bank of Canada	10/03/22	75,916,579
USD	101,251,981	NOK	993,368,000	HSBC Bank	10/03/22	10,021,050
USD	171,624,097	NZD	279,922,000	Bank of America, N.A.	10/03/22	14,965,750
USD	120,314,472	SEK	1,283,137,000	HSBC Bank	10/03/22	4,692,065
USD	12,086,868	SGD	16,865,000	JPMorgan Chase Bank, N.A.	10/03/22	344,483
USD	243,017,785	SGD	339,708,000	State Street Bank and Trust Co	10/03/22	6,493,503
AUD	612,397,810	USD	394,200,470	Bank of America, N.A.	10/04/22	(2,480,211)
CHF	5,480,817	USD	5,557,060	Royal Bank of Canada	10/04/22	(2,365)
DKK	57,432,348	USD	7,576,117	State Street Bank and Trust Co	10/04/22	(5,782)
EUR	120,441,495	USD	118,129,019	JPMorgan Chase Bank, N.A.	10/04/22	(90,331)
GBP	49,225,669	USD	54,913,695	JPMorgan Chase Bank, N.A.	10/04/22	49,226
NOK	17,480,658	USD	1,607,318	Bank of America, N.A.	10/04/22	(1,894)
NZD	1,586,911	USD	889,876	HSBC Bank	10/04/22	(1,761)
SEK	82,648,380	USD	7,451,768	Bank of America, N.A.	10/04/22	(4,391)
SGD	25,255,229	USD	17,590,269	JPMorgan Chase Bank, N.A.	10/04/22	(6,124)
USD	413,817,209	AUD	603,474,000	BNP Paribas S.A.	10/04/22	27,805,065
USD	6,146,316	AUD	8,949,000	HSBC Bank	10/04/22	422,089
USD	56,756,173	JPY	8,216,761,473	HSBC Bank	10/04/22	(16,863)
JPY	8,272,100,000	USD	57,285,797	HSBC Bank	11/01/22	23,031
USD	388,153,715	AUD	602,828,000	Bank of America, N.A.	11/01/22	2,419,752
USD	366,876,940	CAD	504,469,000	Royal Bank of Canada	11/01/22	1,707,302
USD	192,532,848	CHF	189,177,000	JPMorgan Chase Bank, N.A.	11/01/22	317,788
USD	5,492,556	CHF	5,404,000	Royal Bank of Canada	11/01/22	1,772
USD	178,183,774	DKK	1,349,849,000	HSBC Bank	11/01/22	(105,860)
USD	7,439,570	DKK	56,287,000	State Street Bank and Trust Co	11/01/22	5,118
USD	3,266,449,213	EUR	3,323,727,000	Bank of America, N.A.	11/01/22	2,543,972
USD	115,461,213	EUR	117,494,000	JPMorgan Chase Bank, N.A.	11/01/22	81,917
USD	919,920,000	EUR	956,531,233	State Street Bank and Trust Co	11/01/22	(19,395,204)
USD	54,272,304	GBP	48,620,000	JPMorgan Chase Bank, N.A.	11/01/22	(48,391)
USD	344,769,143	GBP	308,692,000	State Street Bank and Trust Co	11/01/22	(116,993)
USD	17,652,164	HKD	138,481,000	HSBC Bank	11/01/22	(1,899)
USD	1,652,059,091	JPY	238,370,650,000	State Street Bank and Trust Co	11/01/22	635,332
USD	1,395,504	NOK	15,175,000	Bank of America, N.A.	11/01/22	1,557
USD	89,267,078	NOK	975,466,000	Royal Bank of Canada	11/01/22	(337,398)
USD	453,687	NZD	809,000	HSBC Bank	11/01/22	898
USD	155,684,577	NZD	276,252,000	State Street Bank and Trust Co	11/01/22	1,069,059
USD	7,294,826	SEK	80,809,000	Bank of America, N.A.	11/01/22	3,901
USD	109,899,479	SEK	1,222,313,000	Royal Bank of Canada	11/01/22	(382,701)
USD	16,998,967	SGD	24,400,000	JPMorgan Chase Bank, N.A.	11/01/22	5,809
USD	240,619,059	SGD	345,028,000	State Street Bank and Trust Co	11/01/22	327,445

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						302,934,032

Unrealized Appreciation						338,631,783
Unrealized Depreciation						(35,697,751)
Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound sterling
HKD	-	Hong Kong dollar
JPY	-	Japanese yen
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
SEK	-	Swedish krona
SGD	-	Singapore dollar
USD	-	U.S. dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,326,212,109 or 28.8% of net assets.

(c)	Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts. At period end, the value of securities pledged amounted to $2,596,638.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	12,953,038	6,944,467,743	6,938,488,591	389,134	-	-	18,932,190	0.0%
Total	12,953,038	6,944,467,743	6,938,488,591	389,134	-	-	18,932,190

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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